Share-based payments - Cash settled, DRD Gold and BEE transactions narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Marikana
Share-based payments
Marikana dividend obligation	R 0	R 1,146	R 0
DRDGOLD (cash-settled scheme)
Share-based payments
Vesting period	5 years
Percentage vesting, tranche 1	20.00%
Percentage vesting, tranche 2	30.00%
Percentage vesting, tranche 3	50.00%
Share-based payment on BEE transaction
Share-based payments
Percentage of payment or distribution	26.00%
Share-based payment on BEE transaction | Marikana
Share-based payments
Initial recognition of the Marikana B-BBEE cash-settled share-based payment obligation	R 404
Marikana dividend obligation	R 1,146
Share-based payment on BEE transaction | Marikana | Phembani Group
Share-based payments
Dividend funding, as a percent	90.00%
Dividend cap amount	R 2,600
Share-based payment on BEE transaction | Marikana | Marikana Shareholders
Share-based payments
Trickle dividend rate	10.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary
Share-based payments
Percentage of voting equity interests acquired	26.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary | Share-based payment on BEE transaction
Share-based payments
Percentage of payment or distribution	74.00%
Incremental interest rate above highest cost of debt (as a percent)	0.20%
Facility capped amount	R 3,500
Percentage of voting equity interests acquired	26.00%
Post payment used to service the facility (as a percent)	85.00%
Post payment declared as a dividend (as a percent)	15.00%
Post payment declared as a dividend after repayment (as a percent)	100.00%
Percentage of expense restricted	44.80%